DEBT	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
DEBT
DEBT

NOTE 4 – DEBT

	January 31, 2023	April 30, 2022
Notes Payable:
Aug 28, 2015. No stated interest and principal payable on demand.	$2,300	$2,300
Nov.18, 2015. Interest at 8% and principal payable on demand. In Default	100,000	100,000
Jun. 6, 2016. Interest at 4% and principal payable on demand.	10,000	10,000
Aug. 4, 2016. Interest at 8% and principal payable on demand. In Default	35,000	35,000
Sep. 27, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	5,000	5,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Oct. 3, 2016. Interest at 4% and principal payable on demand.	20,000	20,000
Sep. 25, 2019. Interest at 8% and principal and interest due Mar. 25, 2020 In Default with interest recorded at 22% default rate	70,000	70,000
Apr. 9, 2020.Interest at 8% and principal due Oct. 9, 2020 In Default with interest recorded at 24% default rate	5,000	5,000
Jul. 31, 2021. Interest at 10% and principal and interest due Jul. 31, 2022. In Default	45,000	50,000
Jul. 15, 2022. Interest at 10% and principal and interest due Jul. 15, 2023	200,000	-

Less: Debt Discount	(31,714)	-

Total Notes Payable	$520,586	$357,300

At January 31, 2023 and April 30, 2022, the Company has recorded $552,300 and $357,300 of Notes Payable, respectively. The $552,300 of Notes Payable at January 31, 2023 includes $232,300 from eight third parties and the principal and interest are payable on demand with an interest rate ranging from no interest to 8% annually.

At October 31, 2022, a promissory note in the amount of $30,000 was classified as Notes Payable. As a result of a debt modification on November 29, 2022, the promissory note was reclassified to a convertible unsecured promissory note.

Included in the $232,300 balance are the following in default at January 31, 2023 (1) a $100,000 Note Payable dated November 18, 2015, for which the lender requested payment, and the Company did not pay and as a result, recorded a $5,400 late fee that is included in accrued expenses in the accompanying Balance Sheets at January 31, 2023 and April 30, 2022 and (2) a $35,000 Note Payable dated August 4, 2016, for which the lender requested payment, and the Company did not pay and as a result, recorded a $1,750 late fee that is included in accrued expenses in the accompanying Balance Sheet at January 31,2023. See below additional notes payable and also See Note 3 – Accrued Expenses.

 Note Payable – September 25, 2019

On September 25, 2019, the Company received $55,284 of net proceeds from the issuance of a $70,000 face value note payable with debt issue costs paid to or on behalf of the lender of $5,500 and an original issue discount of $9,216. Additionally, the lender directly paid $11,000 to a third party for the purchase for the Company of office equipment that is recorded as property and equipment at January 31, 2023 and April 30, 2022. The terms include interest accrued at 8% annually and the principal and accrued interest were payable on March 25, 2020. The principal and accrued interest were not paid on the due date of March 25, 2020, and as a result, the note payable is in default and default interest at 22% is being utilized as of the due date. At January 31, 2023, the Company had not received an extension of the due date. See Note 8 – Commitments and Contingencies.

Note Payable – April 9, 2020

On April 9, 2020, the Company received $30,000 of proceeds from the issuance of a note payable with terms including interest accrued at 8% annually and the principal and interest were payable in six months on October 9, 2020. The principal and accrued interest were not paid on the due date of October 9, 2020 and as a result, the note payable is in default and default interest at 24% is being utilized as of the due date and no extension has been received. The lender provided the Company with an option to purchase football equipment that was stored at a warehouse in Texas and the Company paid the rent for the warehouse. On April 21, 2022, the Company and the lender executed a settlement agreement for the Company to pay the lender $475,000 which represented (1) the purchase of the football equipment in Texas for $450,000 and (2) to repay $25,000 of the note payable principal resulting in an outstanding balance of $5,000 at January 31, 2023 and April 30, 2022. The Company owed the lender for other convertible debt besides this note payable and offered the Company to pay off all of the debt and accrued interest with a $215,260 payment within thirty days of the settlement date or the lender would retain all rights to convert the outstanding amounts into Company common stock. The Company did not make this payment and the lender retains all rights under the original terms. At January 31, 2023, the Company owes the lender for all cumulative debt outstanding representing $91,802 of principal and $183,602 of accrued interest, including default interest.

Note Payable – July 31, 2021

On July 31, 2021, the Company recorded a $55,000 note payable with terms that include interest accrued at 10% annually and the principal and accrued interest were payable on July 31, 2022 and is in default. The lender loaned the Company’s former CEO money which was then loaned to the Company for general corporate expenses in prior years. Certain of these amounts due to the former CEO were settled in a prior year and recorded as a settlement gain. The lender has since requested repayment of the $55,000 by the Company. In an effort to settle the matter, the Company issued the lender a $55,000 note. The Company recorded the note payable to settlement expense in the Statement of Operations for the year ended April 30, 2022. On April 11, 2022, the Company repaid $5,000 of the principal balance resulting in an outstanding balance of $50,000 at April 30, 2022. From May 10, 2022 to June 8, 2022, the Company repaid $5,000 of the principal balance resulting in an outstanding balance of $45,000 at January 31, 2023.

Note Payable – July 15, 2022

On July 15, 2022, the Company received $160,000 of net proceeds from the issuance of a $200,000 face value note payable with an original issue discount of $40,000. Interest is accrued at ten percent (10%) annually and the principal amount and interest shall be due and payable in seven equal monthly payments of thirty-one thousand, four hundred twenty-nine dollars ($31,429), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the “Maturity Date”.) Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

Additionally, the note payable provided for the issuance of one million (1,000,000) shares of the Company’s $0.001 par value common stock. As a component of the note payable, the Company separately paid a brokerage commission in the amount of $11,200, recorded as debt issue costs as an offset to the note payable to be amortized over the 1-year term.

The note payable included a provision as follows – “in the event that the Company at its own will files a qualified Offering Statement on Form 1-A transaction and it is effective, the lender may choose to convert any amount up to the entire balance of the note including guaranteed interest into shares of the Company’s Common Stock at the Reg A offering price.” The Company previously filed and had an approved Form 1-A transaction on February 8, 2022, and further amended the price to $0.0168 per share on July 18, 2022. However, the Company terminated the Form 1-A offering on September 14, 2022, and the lender will have no option to convert any amount of the note payable including accrued interest at the Form 1-A price of $0.0168 per share.

The Company evaluated the 1,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 15, 2022, the date of issuance. As a result, the Company allocated $18,953 to the stock which was recorded as a debt discount with an offset to additional paid in capital. The debt discount for the stock is being amortized over the one-year term of the note payable.

In total, the Company recorded $70,153 of debt discounts on the date of the note payable (OID, debt discount cost and stock). During the three and nine months ended January 31, 2023, the Company recorded $17,682 and $38,439 for the amortization of the debt discounts to interest expense and the debt discount balance was $31,714 at January 31, 2023.

For the three and nine months ended January 31, 2023, the Company recorded $13,872 and $42,552 of interest expense and for the three and nine months ended January 31, 2022, the Company recorded $10,760 and $30,900 of interest expense, respectively for Notes Payable in the accompanying unaudited Statements of Operations, respectively. At January 31, 2023 and April 30, 2022, the Company has recorded $184,548 and $141,996, respectively, related to Notes Payable as accrued interest in the accompanying Balance Sheets.

	January 31, 2023	April 30, 2022
Notes Payable, Related Party:
Mar. 5, 2020. Interest at 10% and principal due April 30, 2023	$25,000	$25,000
Aug. 12, 2020. Interest at 10% and principal due April 30, 2023	30,000	30,000
Total Notes Payable – Related Party	$55,000	$55,000

Note Payable – Related Party – March 5, 2020

On March 5, 2020, the Company received $25,000 of proceeds from the issuance of a note payable with a director of the Company. The terms including interest accrued at 10% annually and the principal and interest are payable on April 30, 2023, by virtue of an extension. See Note 7 – Related Parties.

Note Payable – Related Party – August 12, 2020

On August 12, 2020, the Company received $30,000 of proceeds from the issuance of a note payable with a director of the Company. The terms including interest accrued at 10% annually and the principal and interest are payable on April 30, 2023, by virtue of an extension. See Note 7 – Related Parties.

For the three and nine months ended January 31, 2023, the Company recorded $1,386 and $4,158, respectively of interest expense and for the three and nine months ended January 31, 2022, the Company recorded $1,386 and $4,158 in the accompanying unaudited Statements of Operations. At January 31, 2023 and April 30, 2022, the Company has recorded $14,687 and $10,529 of accrued interest, related party in the accompanying Balance Sheets.

	January 31, 2023	April 30, 2022
Convertible Unsecured Promissory Notes:
April 14, 2016 - Interest at 5% - principal and interest due 12 months from issuance date. In Default	$32,500	$37,500

May 2, 2019 - Interest at 10% - principal and interest due August 2, 2020.	-	6,000

May 8, 2019 - Interest at 12% - principal and interest due February 8, 2020. In Default with interest recorded at default rate of 24%	138,483	138,483

January 4, 2022, Interest at 8% - principal and interest due January 4, 2023	-	55,000

June 29, 2022, Interest at 8% - principal and interest due June 29, 2023	23,500	-

July 13, 2022, Interest at 10% - principal and interest due January 13, 2023. In Default.	100,000	-

July 15, 2022, Interest at 8% - principal and interest due July 15, 2023	53,000	-

September 1, 2022, Interest at 10% - principal and interest due March 31, 2023	26,003	-

Plus: put premium	158,527	34,175

Less: debt discount	(25,265)	(2,046)

Total Convertible Unsecured Notes Payable, net of debt discount and put premium	$506,748	$269,112

Convertible Unsecured Promissory Note – April 14, 2016

On April 14, 2016, the Company recorded a $50,000 convertible unsecured promissory note. The terms include interest at 5% annually and the principal and interest were payable in one year on April 14, 2017. From March 4, 2022 to April 8, 2022, the Company repaid $12,500 of principal resulting in an outstanding principal balance of $37,500 at April 30, 2022. From May 10, 2022 to June 8, 2022, the Company repaid $5,000 of principal resulting in an outstanding principal balance of $32,500 at January 31, 2023. The unsecured convertible promissory note is in default at January 31, 2023 and the note holder has several remedies including calling the principal amount and accrued interest due and payable immediately. The note holder, at its sole discretion, has the right to convert the principal amount, along with all accrued interest, into shares of the Company’s common stock at the conversion price of $0.30 per share, or 162,610 shares of common stock at January 31, 2023. See Note 9 – Subsequent Events.

Interest expense recorded in the accompanying unaudited Statements of Operations by the Company for the three and nine months ended January 31, 2023 was $409 and $1,245 and interest expense recorded for the three and nine months ended January 31, 2022 was $630 and $1,890, respectively. At January 31, 2023 and April 30, 2022, the Company has recorded $16,283 and $15,038 of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – May 2, 2019

On May 2, 2019 (the Original Issue Date (OID), the Company received $85,450 of net proceeds for working capital purposes from the issuance of a $100,000 face value convertible redeemable promissory note with debt issue costs paid to or on behalf of the lender of $12,400 and an original issue discount of $2,150. The terms include interest accrued at 10% annually and the principal and interest payable are payable in one year on May 2, 2020. All interest will be paid in common stock of the Company. Any amount of the principal or interest on this First Note which is not paid when due shall bear Interest at the rate of the lower of Twenty-four Percent (24%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The promissory note was exchangeable for an equal principal number of notes of different denominations, as requested by the lender surrounding the same. The promissory note was due and payable on August 2, 2020, by virtue of a signed extension. At April 30, 2022, the promissory note was in default. However, the lender had not notified the Company of the default in writing but, the lender has several remedies including calling the principal amount and accrued interest due and payable immediately. The promissory note includes customary affirmative and negative covenants of the Company.

The lender has the right at any time after the effective date, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the First Note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $166,667 ($100,000 principal divided by the Conversion Price). In accordance with ASC 480, the First Note was classified as stock settled debt and on the note issue date of May 2, 2019, the Company recorded a $66,667 put premium liability with an offset to interest expense.

Previously, the lender converted $87,830 of the principal balance of the promissory note resulting in a balance of $12,170 at April 30, 2021. As a result of the partial conversions, the Company previously reclassified $57,417 of the put premium liability as an offset to additional paid in capital and the put premium liability balance was $9,250 at April 30, 2021. On January 13, 2022, the lender elected to convert $6,170 of principal and $2,648 of accrued interest into 1,348,348 shares of the Company’s $0.001 par value common stock. As a result, the principal balance of the First Note was $6,000 at April 30, 2022. As a result of the conversion, the Company reclassified $4,690 of the put premium liability as an offset to additional paid in capital and the put premium balance was $4,560 at April 30, 2022.

On January 25, 2021, the lender requested a $6,000 conversion of the principal and $1,183 of accrued interest into shares of the Company’s common stock. However, the Company did not have sufficient shares to be issued for the conversion. In accordance with the First Note, because the shares could not be issued, an event of default occurred, and the Company would pay the lender a penalty of $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. The penalty shall increase to $500 per day beginning on the 10th day. The lender provided a waiver, and no penalty was recorded by the Company. The lender had several remedies including calling the principal amount and accrued interest due and payable.

Effective June 6, 2022, the Company executed a settlement agreement with the lender that was a release of any and all rights that the lender could have requested in exchange for the issuance of 2,600,000 shares of the Company’s common stock. In exchange for the issuance of the shares, the remaining $6,000 outstanding principal balance of the note payable and accrued interest of $1,221 or $7,221 in total were cancelled. The difference between the $7,221 and $2,600 par value of the shares issued or $4,621 was recorded as an offset to additional paid in capital. As a result of the settlement, the promissory note has been cancelled effective June 6, 2022.

Interest expense recorded in the accompanying unaudited Statements of Operations by the Company for the three and nine months ended January 31, 2022 was $277 and $890 and interest expense recorded for the three and nine months ended January 31, 2023 was $0 and $0, respectively.

Convertible Unsecured Promissory Note – May 8, 2019

On May 8, 2019, the Company signed a Securities Purchase Agreement (“SPA”) with an Investor that provides for the issuance of a 12% convertible promissory note in the principal amount of $150,000. In connection with the issuance of the promissory note, the Company issued a common stock purchase warrant to purchase 1,500,000 shares of the Company common stock as a commitment fee to the Investor. The warrant has an exercise price of $0.10 per share and a term of three years through May 8, 2022.

On May 8, 2019, the Company received $121,750 of net proceeds for working capital purposes from the issuance of a $150,000 face value convertible promissory note with debt issue costs paid to or on behalf of the lender of $28,250. The terms include interest accrued at 12% annually and the principal and any amount of the principal or interest on the promissory note which is not paid when due shall bear interest at the rate of the lower of twenty-four percent (24%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The promissory note was due and payable on February 8, 2020 and is currently in default.

The lender has the right at any time after the effective date, to convert all or part of the outstanding principal, accrued interest and $750 of conversion fees into shares of common stock of the Company, subject to certain conversion limitations set forth in the promissory note and certain price protection described below, as per the conversion formula:

Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to the lower of (1) the lowest trade during the previous twenty-five (25) trading days or (2) Sixty-One Percent (61%) of the of the lowest trade during the twenty-five (25) trading days immediately preceding a conversion date. The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections. The promissory note contains customary affirmative and negative covenants of the Company. Additionally, the Company issued the lender a common stock purchase warrant with a three (3) year term to acquire 1,500,000 shares of common stock at an exercise price of $0.10 per share.

The Company evaluated the promissory note in accordance with ASC 815 “Derivatives and Hedging” and determined that there was a conversion option feature that should be bifurcated and accounted for as a conversion option liability in the balance sheet at fair value. The initial valuation and recording of the conversion option liability was $446,862, using the Binomial Lattice Option Pricing Model with the following assumptions: stock price $0.02, conversion price $0.0067, expected term of 9 months, expected volatility of 383% and discount rate of 2.38%. The initial $446,862 conversion option liability assumed that 22,354,694 shares would be issued upon conversion of the promissory note.

The Company evaluated the warrant and determined that there was no embedded conversion feature as the warrant contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro-rata distributions. The Company calculated the relative fair value between the note and the warrant on the issue date utilizing the Black Scholes Pricing Model for the warrant. As a result, the Company allocated $24,960 to the warrant and recorded as debt discount with an offset to additional paid in capital. The warrant calculation used the following assumptions: stock price $0.02, warrant exercise price $0.10, expected term of 3 years, expected volatility of 383% and discount rate of 2.38%. As a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022, this triggered down round protection of the warrant exercise price along with the quantity of warrants. The Company evaluated the change in the warrant values in accordance with ASU 2017-11 and determined that the impact was immaterial. The warrants expired in May 2022 unexercised.

As a result of the Company not paying the promissory note and accrued interest on the due date of February 8, 2020, the promissory note is in default at January 31, 2023 with interest accrued at the default rate of 24%. However, the lender has not notified the Company of the default in writing but, the lender has several remedies including calling the principal amount and accrued interest due and payable immediately.

Through April 30, 2022, the lender had previously converted $11,517 of the principal balance of the promissory note resulting in a balance of $138,483. The Company has performed a periodic revaluation of the conversion option liability using the Binomial Lattice Pricing Model at each of the previous conversion dates and performed a revaluation of the conversion option liability using the Binomial Lattice Pricing Model at April 30, 2022, that resulted in an estimated conversion option liability of $197,508.

The Company performed a revaluation of the conversion option liability using the Binomial Lattice Pricing Model at January 31, 2023, that resulted in an estimated conversion option liability of $192,016. The Company has recorded a total gain of $23,064 and $5,492 for the change in the fair value of conversion option liability, recorded to other income (expense) in the accompanying Statements of Operations for the three and nine months ended January 31, 2023, respectively. The Company has recorded a total loss of $209,353 and $213,889 to other income (expense) in the accompanying unaudited Statements of Operations for the three and nine months ended January 31, 2022, respectively.

For the revaluation at January 31, 2023, it was estimated with the following assumptions: stock price $0.0008, conversion price $0.0005, expected term of 0.25 years, expected volatility of 223% and discount rate of 4.58%.

Interest expense recorded in the accompanying unaudited Statements of Operations for the three and nine months ended January 31, 2023 was $8,494 and $25,481 and interest expense recorded for the three and nine months ended January 31, 2022 was $8,494 and $25,481 respectively. At January 31, 2023 and April 30, 2022, the Company has recorded $87,955 and $62,474 of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – January 4, 2022

On January 4, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $55,000, convertible into shares of common stock of the Company. The Company received $52,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent ( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note was due in one (1) year from the date of issuance or January 4, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, had the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price was equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price was subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $84,615. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of January 4, 2022, recorded as a $29,615 put premium liability with an offset to interest expense.

On January 4, 2022, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term. During the year ended April 30, 2022, the Company recorded $954 for the amortization of the debt discounts to interest expense and the debt discount balance was $2,046 at April 30, 2022.

From June 29, 2022 through July 11, 2022, the lender elected to convert the entire $55,000 of the principal amount and $2,200 of accrued interest into 4,144,927 shares of the Company’s $0.001 par value common stock and as a result, the principal balance of the promissory note and accrued interest is $0 after the conversion. As a result of the conversion, the Company expensed debt issue costs to interest expense in the amount of $2,046 and the debt issue costs balance is $0 after the conversion. Interest expense recorded in the accompanying unaudited Statement of Operations by the Company for the three and nine months ended January 31, 2023, was $802.

Convertible Unsecured Promissory Note – June 29, 2022

On June 29, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $55,000, convertible into shares of common stock of the Company. The Company received $52,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or June 29, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $84,615. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of June 29, 2022, recorded as a $29,615 put premium liability with an offset to interest expense.

On June 29, 2022, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.

From January 6, 2023 to January 17, 2023, the lender elected to convert $31,500 of the principal balance into 47,269,303 shares of the Company’s common stock. See Note 5 – Stock. As a result of the conversions, the remaining principal balance of the promissory note is $23,500 at January 31, 2023. The Company adjusted the debt discount for the conversions and during the three and nine months ended January 31, 2023, the Company recorded $756 and $1,019 for the amortization of the debt discount to interest expense and the debt discount balance was $1,981 at January 31, 2023.

Additionally, the Company adjusted the put premium liability for the conversions and $16,951 was reclassified as an offset to additional paid in capital in the balance sheet and the remaining put premium balance is $12,654 at January 31, 2023.

For the three and nine months ended January 31, 2023, the Company recorded $2,932 and $7,479 of interest expense, respectively in the accompanying unaudited Statements of Operations and at January 31, 2023, the Company has recorded $7,479 as accrued interest in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – July 13, 2022

On July 13, 2022, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $100,000, convertible into shares of common stock of the Company. Additionally, the SPA provided for the issuance of five million (5,000,000) shares of the Company’s $0.001 par value common stock. The Company received $100,000 of proceeds for working capital purposes from the issuance of the convertible promissory note. Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note was due in six (6) months from the date of issuance or January 13, 2023 and is considered in default. The Company and lender have discussed an extension of the promissory note but as of the date of these unaudited condensed financial statements, nothing has been finalized. See Note 9- Subsequent Events.

The principal amount of the promissory note may be prepaid in full solely during the dates set forth below, which shall be subject to the following upward adjustments, subject to the payment period upon which the date all amounts hereunder are paid in full by the Borrower occurs, as follows:

Date of Note Satisfaction	Payment Amount
0 to 45 days after the Issue Date	125% of principal amount plus accrued interest

Subsequent to 45 days after the Issue Date, the Company has no right or option to prepay the principal amount.

The lender from time to time, and at any time during the period beginning on the date which is forty five (45) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (50%) of the of the lowest trading price of the Common Stock during the twenty (20) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and customary anti-dilution protections.

Per an amendment to the Promissory note, so long as the Company shall have any obligation under the promissory note, the Company shall use fifty percent (50%) of the proceeds generated through any equity line of credit or similar equity purchase facility to pay amounts due hereunder within five (5) business days of receipt of such proceeds. Additionally, per an amendment, so long as the Company shall have any obligation under the promissory note, the Company shall immediately take all action necessary to effect a reverse stock split of its Common Stock, with a reverse stock split ratio of at least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days, which action shall include filing a corporate action notification with FINRA within 3 days thereof.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $200,000. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of July 13, 2022, as a $100,000 put premium liability with an offset to interest expense.

The Company evaluated the 5,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 13, 2022, the date of issuance. As a result, the Company allocated $51,807 (the relative fair value) to the stock which was recorded as a debt discount with an offset to additional paid in capital. The debt discount for the stock is being amortized over the six-month term of the Note.

During the three and nine months ended January 31, 2023, the Company recorded $13,058 and $28,671, respectively for the amortization of the stock debt discount to interest expense and the debt discount balance was $23,136 at January 31, 2023. For the three and nine months ended January 31, 2022, the Company recorded $6,134 and $13,479 of interest expense, respectively in the accompanying unaudited Statements of Operations and at January 31, 2022, the Company has recorded $13,479 as accrued interest in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – July 15, 2022

On July 15, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $53,000, convertible into shares of common stock of the Company. The Company received $50,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or July 15, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $81,538. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of July 15, 2022, recorded as a $28,538 put premium liability with an offset to interest expense.

On July 15, 2022, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term. During the three and nine months ended January 31, 2023, the Company recorded $756 and $1,644, respectively for the amortization of the debt discount to interest expense and the debt discount balance was $1,356 at January 31, 2023.

For the three and nine months ended January 31, 2023, the Company recorded $3,251 and $7,067 of interest expense, respectively in the accompanying unaudited Statements of Operations and at January 31, 2023, the Company has recorded $7,067 as accrued interest in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – September 1, 2022

On September 1, 2022, the Company received $25,000 of net proceeds from the issuance of a $30,000 face value note payable with an original issue discount of $5,000. Interest is accrued at ten percent (10%) annually and the principal amount and interest were due and payable on December 1, 2022 (the “Maturity Date”.) Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

Effective November 29, 2022, the Company and lender signed a modification agreement that extended the maturity date to December 31, 2022 and amended the note payable to allow conversion by the lender at 60% of the market price. Market price means the lowest trading price during the thirty (30) day period prior to the conversion. As a result, the Company has treated the modification as a debt extinguishment and recorded the related conversion feature on the date of modification. Effective February 21, 2023, the Company and lender signed a second modification agreement that extended the maturity date to March 31, 2023.

The Company evaluated the debt modification in accordance with ASC 470-50 “ Modification And Extinguishment Of Debt”. The Company determined that since the debt modification added a substantive conversion option restructuring, the Company has treated the debt modification as a debt extinguishment and not a troubled debt restructuring. As a result, the $30,000 note payable has been recognized and a new $30,000 convertible unsecured promissory note has been recorded, which is its fair value.

In total, the Company recorded $5,000 of debt discounts on the date of the note payable (OID) and had previously recorded $3,297 for the amortization of the debt discount to interest expense resulting in a balance of $1,703 at October 31, 2022.

As a result of the debt extinguishment and the recording of a new $30,000 convertible unsecured promissory note, modification, the Company evaluated the note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $50,000. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the debt extinguishment date of November 29, 2022, recorded as a $20,000 put premium liability with an offset to interest expense. Additionally, the Company expensed the remaining $1,703 of debt discount to interest expense on the debt extinguishment date of November 29, 2022.

The lender also is a provider of a Common Stock Purchase Agreement in the amount of $2,500,000 that was declared effective in a Form-1 SEC filing on December 28, 2022. The Company commenced draw downs on the Common Stock Purchase Agreement and received two cash advances between January 5, 2023 and January 18, 2023 in the amount of $45,000. The Company repaid $5,000 of the $5,000 promissory note repayments on January 27, 2023 that was applied as $3,997 of principal and $1,003 of interest. As a result, the principal balance is $26,003 at January 31, 2023. See Note 5 Stock and Note 9 – Subsequent Events.

As a result of the promissory note repayment, the Company adjusted the put premium for the repayment and during the three and nine months ended January 31, 2023, the Company recorded $2,665 which was reclassified as an offset to additional paid in capital in the balance sheet and the remaining put premium balance is $17,335 at January 31, 2023.

For the three and nine months ended January 31, 2023, the Company recorded $518 of interest expense, respectively in the accompanying unaudited Statements of Operations and at January 31, 2023, the Company has recorded $518 as accrued interest in the accompanying Balance Sheets.

	January 31, 2023	April 30, 2022
Convertible Secured Promissory Notes:

May 17, 2018 – Principal and interest at 8% due May 17, 2019. IN DEFAULT with interest recorded at default rate of 18%.	$16,802	$16,802

November 24, 2021 – Principal and interest at 12% due November 24, 2022.	-	315,000

April 18, 2022 – Principal and Interest at 12% due April 18, 2023	549,363	560,000

May 23, 2022 – Principal and Interest at 12% due May 23, 2023	516,663	-

Sep. 1, 2022 – Principal and Interest at 12% due Sep.1, 2023	55,000	-

Plus: put premium	11,201	11,201

Less: debt discount	(271,688)	(473,618)

Total Convertible Secured Notes Payable	$877,341	$429,385

Convertible Secured Promissory Note – May 9, 2016

At January 31, 2023 and April 30, 2022, the Company has a remaining balance of $0 from an original $550,000 face value convertible secured promissory note dated March 16, 2016. The Company has recorded $76,367 at January 31, 2023 and April 30, 2022 of accrued interest on the promissory note in the accompanying Balance Sheets.

Convertible Secured Promissory Note – May 17, 2018

At January 31, 2023 and April 30, 2022, the Company has recorded $16,802 owed from the issuance of an original $80,000 convertible secured promissory note dated May 17, 2018, with terms including interest accrued at 10% annually and the principal and interest payable on May 17, 2019. The promissory note at October 31, 2022 and April 30, 2022 is in default. However, the lender has not notified the Company of the default in writing but, the lender has several remedies including calling the principal amount and accrued interest due and payable immediately. The promissory note includes customary affirmative and negative covenants of the Company.

On August 5, 2021, the Company repaid $50,000 of principal to the lender and as a result, the principal balance of the promissory note was $30,000. On August 10, 2021, the lender elected to convert $5,998 of the principal amount of the promissory note into 2,498,971 shares of the Company’s $0.001 par value common stock. As a result, the principal balance of the promissory note was $24,002.

On January 28, 2022, the lender elected to convert $7,200 of the principal amount of the promissory note into 1,000,000 shares of the Company’s $0.001 par value common stock. As a result, the principal balance of the promissory note is $16,802 at January 31, 2023 and April 30, 2022.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the promissory note (1) embodies an unconditional obligation and (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based on a monetary amount known as the lender will receive $133,333 ($80,000 principal divided by the Conversion Price). In accordance with ASC 480, the promissory note has been classified as stock settled debt and the Company recorded a $53,333 put premium liability. Effective May 17, 2019, the Company is accruing interest at the default rate of eighteen percent (18%) per annum from the due date thereof until paid.

As a result of the payment and the two conversions described above in fiscal 2022, the Company reclassified $42,132 of the put premium liability to additional paid in capital and as a result, the put premium liability balance is $11,201 at January 31, 2023 and April 30, 2022, respectively.

During the three and nine months ended January 31, 2023, the Company recorded $762 and $2,287 of interest expense, respectively and for the three and nine months ended January 31, 2022, recorded $1,088 and $5,950 of interest expense, respectively, in the accompanying unaudited Statements of Operations. At January 31, 2023 and April 30, 2022, $47,093 and $44,806 of accrued interest was recorded in the accompanying Balance Sheets.

Convertible Secured Promissory Note – November 24, 2021.

On November 24, 2021, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) convertible at $0.008 per share, in the aggregate principal amount of $315,000 with an original issue discount of 10% OID. The Company received $255,820 of net proceeds from the issuance of the Note after payment of $31,500 for the OID and $27,680 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock. The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or November 24, 2022. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

As a result of full ratchet protection provided in the Note, the amended conversion price is $0.0058 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 10,000,000 shares of common stock of the Company at an exercise price of $0.035 per share and (2) cancellable five (5) year term to acquire 15,000,000 shares of common stock of the Company at an exercise price of $0.030 per share. The 15,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a five (5) year term to acquire 540,000 shares of common stock of the Company at an exercise price of $0.042 per share.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of November 24, 2021, the Company recorded $315,000 as the liability for the Note with offsets of $31,500 for the OID and $27,680 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants. As a result, the Company allocated $144,515 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying unaudited financial statements. The warrant calculations used the following assumptions: stock price $0.0116, warrant exercise price $0.03 to $0.042, expected term of 5 years, expected volatility of 316% and discount rate of 0.06%. The debt discount for the warrant will be amortized over the one-year term of the Note.

The Company received a waiver at April 30, 2022 of a triggered down round protection as a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022. Effective July 29, 2022, the warrant holder provided notice of a cashless exercise of warrants at a reduced price of $0.0058 per share, based upon the Company issuing securities at this price previously – (See Note 5 – Stock). As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options. The Company calculated a deemed dividend at July 29, 2022 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $416,049 which was recorded to retained earnings with an offset to additional paid in capital.

Effective June 29, 2022 and through August 15, 2022, the warrant holder exercised 51,235,918 cashless warrants at the reduced price of $0.0058 per share into shares of the Company’s $0.001 per value common stock. See Note 5- Stock.

Effective September 15, 2022, the warrant holder provided notice of a cashless exercise of the warrants at a reduced price of $0.0007 per share, based upon the exercise price of a new warrant issued with debt. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options. The Company calculated a deemed dividend at September 15, 2022 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $221,380 which was recorded to retained earnings with an offset to additional paid in capital.

In total, the Company recorded $203,695 of debt discounts on the date of the Note (OID, debt discount cost and warrants) and through April 30, 2022, the Company recorded $88,495 for the amortization of the debt discounts to interest expense and the debt discount balance was $115,200 at April 30, 2022.

Effective January 26, 2023, the Company sold common stock at a price of $0.00045 per share and as a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options. The Company calculated a deemed dividend at January 26, 2023 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $61,592 which was recorded to retained earnings with an offset to additional paid in capital.

From May 23, 2022 to August 5, 2022, the lender elected to convert all $315,000 of the principal amount, $21,804 of accrued interest, $7,000 of note conversion fees and $79,656 of default interest into 73,010,363 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock.

During the three and nine months ended January 31, 2023, the Company recorded $37,405 and $115,200 for the amortization and conversions of the debt discounts to interest expense, respectively and the debt discount balance is $0 at January 31, 2023.

Interest expense recorded in the accompanying unaudited Statement of Operations by the Company for the three and nine months ended January 31, 2023, was $79,101 and $85,201 (including $79,656 of default interest), respectively. At January 31, 2023 and April 30, 2022, the Company has recorded $0 and $16,259 (net of $21,804 and $0 of converted accrued interest), respectively in the accompanying Balance Sheets.

Convertible Secured Promissory Note – April 18, 2022.

On April 18, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) convertible at $0.021 per share, in the aggregate principal amount of $560,000 with an original issue discount of 10% OID. The Company received $468,760 of net proceeds from the issuance of the Note after payment of $56,000 for the OID and $35,240 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock. The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee. Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or April 18, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

As a result of full ratchet protection provided in the Note, the amended conversion price is $0.0058 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,008,000 shares of common stock of the Company at an exercise price of $0.025 per share.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of April 18, 2022, the Company recorded $560,000 as the liability for the Note with offsets of $56,000 for the OID and $35,240 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants. As a result, the Company allocated $279,362 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements. The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrants will be amortized over the one-year term of the Note.

The Company received a waiver at April 30, 2022 of a triggered down round protection as a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022. Effective July 29, 2022, a warrant holder provided notice of a cashless exercise of warrants issued with the November 24, 2021 financing, at a reduced price of $0.0058 per share, based upon the Company issuing securities at this price previously. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options). The Company calculated a deemed dividend effective July 29, 2022 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $501,951 which was recorded to retained earnings with an offset to additional paid in capital.

Effective September 15, 2022, the warrant holder provided notice of a cashless exercise of the warrants at a reduced price of $0.0007 per share, based upon the exercise price of a new warrant issued with debt. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options). The Company calculated a deemed dividend at September 15, 2022 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $1,873,583 which was recorded to retained earnings with an offset to additional paid in capital.

Effective January 26, 2023, the Company sold common stock at a price of $0.00045 per share and as a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options. The Company calculated a deemed dividend at January 26, 2023 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $524,364 which was recorded to retained earnings with an offset to additional paid in capital.

From October 20, 2022 to November 10, 2022, the lender elected to convert $10,637 of principal, $37,375 of accrued interest and $3,500 of note conversion fees into 73,588,085 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock.

In total, the Company recorded $370,602 of debt discounts on the date of the Note (OID, debt discount cost and warrants). During the three and nine months ended January 31, 2023, the Company recorded $105,596 and $199,008 for the amortization of the debt discounts to interest expense and the debt discount balance was $81,520 at January 31, 2023.

Interest expense recorded in the accompanying Statement of Operations by the Company for the three and nine months ended January 31, 2023, was $16,883 and $51,229. At January 31, 2023 and April 30, 2022, the Company has recorded $15,695, (net of $37,375 of converted interest) and $1,841 of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Secured Promissory Note – May 23, 2022.

On May 23, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) convertible at $0.021 per share, in the aggregate principal amount of $560,000 with an original issue discount of 10% OID. The Company received $468,760 of net proceeds from the issuance of the Note after payment of $56,000 for the OID and $35,240 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock. The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or May 23, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

As a result of full ratchet protection provided in the Note, the amended conversion price is $0.0058 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,008,000 shares of common stock of the Company at an exercise price of $0.025 per share.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of May 23, 2022, the Company recorded $560,000 as the liability for the Note with offsets of $56,000 for the OID and $35,240 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants. As a result, the Company allocated $274,962 to the warrants which will be recorded as a debt discount with an offset to additional paid in capital.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants. As a result, the Company allocated $274,962 to the warrants which will be recorded as a debt discount with an offset to additional paid in capital.

The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.022, warrant exercise price $0.025, expected term of 3 years, expected volatility of 283% and discount rate of 1.07% and (2) 5- year term warrants - stock price $0.022, warrant exercise price ($0.03 to $0.035), expected term of 5 years, expected volatility of 317% and discount rate of 1.07%. The debt discount for the warrants will be amortized over the one-year term of the Note.

The Company received a waiver at April 30, 2022 of a triggered down round protection as a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022. Effective July 29, 2022, a warrant holder provided notice of a cashless exercise of warrants issued with the November 24, 2021 financing, at a reduced price of $0.0058 per share, based upon the Company issuing securities at this price previously. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options). The Company calculated a deemed dividend related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $501,951 which was recorded to retained earnings with an offset to additional paid in capital.

Effective September 15, 2022, the warrant holder provided notice of a cashless exercise of the warrants at a reduced price of $0.0007 per share, based upon the exercise price of a new warrant issued with debt. As a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options). The Company calculated a deemed dividend at September 15, 2022 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $1,873,583 which was recorded to retained earnings with an offset to additional paid in capital.

Effective January 26, 2023, the Company sold common stock at a price of $0.00045 per share and as a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options. The Company calculated a deemed dividend at January 26, 2023 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $524,716 which was recorded to retained earnings with an offset to additional paid in capital.

From November 30, 2022 to January 13, 2013, the lender elected to convert $43,337 of principal, $42,437 of accrued interest and $7,000 of note conversion fees into 132,533,607 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock.

In total, the Company recorded $366,202 of debt discounts on the date of the Note (OID, debt discount cost and warrants). During the three and nine months ended January 31, 2023, the Company recorded $92,302 and $161,529 for the amortization of the debt discounts to interest expense, respectively and the debt discount balance was $162,688 at January 31, 2023.

Interest expense recorded in the accompanying Statement of Operations by the Company for the three and nine months ended January 31, 2023, was $16,595 and $46,237, respectively. At January 31, 2023, the Company has recorded $3,800 (net of $42,437 of interest converted) of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Secured Promissory Note – September 1, 2022.

On September 1, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) convertible at $0.0007 per share, in the aggregate principal amount of $55,000 with an original issue discount of 10% OID. The Company received $43,530 of net proceeds from the issuance of the Note after payment of $5,500 for the OID and $5,970 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock. The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or September 1, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

The conversion price is $0.0007 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 30,000,000 shares of common stock of the Company at an exercise price of $0.0007 per share and (2) cancellable five (5) year term to acquire 47,000,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 47,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of September 1, 2022, the Company recorded $55,000 as the liability for the Note with offsets of $5,500 for the OID and $5,970 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rata distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for both warrants. As a result, the Company allocated $35,619 to the warrants which will be recorded as a debt discount with an offset to additional paid in capital.

The warrant calculations used the following assumptions: stock price $0.00165, warrant exercise price - $0.0007, expected term of 5 years, expected volatility of 323% and discount rate of 2.88%. The debt discount for the warrants will be amortized over the one-year term of the Note.

Effective January 26, 2023, the Company sold common stock at a price of $0.00045 per share and as a result, this triggered down round protection of the warrant exercise price and number of warrants issued. The Company evaluated the change in accordance with ASU 2017-11, Subtopic 470-20, Debt—Debt with Conversion and Other Options. The Company calculated a deemed dividend at January 26, 2023 related to the triggering of the full ratchet anti-dilution provision of the warrants at incremental fair value in the amount of $142,806 which was recorded to retained earnings with an offset to additional paid in capital.

In total, the Company recorded $47,089 of debt discounts on the date of the Note (OID, debt discount cost and warrants). During the three and nine months ended January 31, 2023, the Company recorded $11,869 and $19,609 for the amortization of the debt discounts to interest expense, respectively and the debt discount balance was $27,480 at January 31, 2023.

Interest expense recorded in the accompanying Statement of Operations by the Company for the three and nine months ended January 31, 2023 was $1,663 and $2,748. At January 31, 2023, the Company has recorded $2,748 of accrued interest, respectively in the accompanying Balance Sheets.

NOTE 3 – DEBT

	April 30, 2022	April 30, 2021
Notes Payable:
Aug 28, 2015. No stated interest and principal payable on demand.	$2,300	$2,300
Nov.18, 2015. Interest at 8% and principal payable on demand. In Default	100,000	100,000
Jun. 6, 2016. Interest at 4% and principal payable on demand.	10,000	10,000
Aug. 4, 2016. Interest at 8% and principal payable on demand. In Default	35,000	35,000
Sep. 27, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	5,000	5,000
Sep. 29, 2016. Interest at 4% and principal payable on demand.	30,000	30,000
Oct. 3, 2016. Interest at 4% and principal payable on demand.	20,000	20,000
Sep. 25, 2019. Interest at 8% and principal and interest due Mar. 25, 2020 In Default with interest recorded at 22% default rate	70,000	70,000
Apr. 9, 2020.Interest at 8% and principal due Oct. 9, 2020 In Default with interest recorded at 24% default rate	5,000	30,000
Jul. 31, 2021. Interest at 10% and principal and interest due Sep. 30, 2022	50,000	-
Total Notes Payable	$357,300	$332,300

At April 30, 2022 and April 30, 2021, the Company has recorded $357,300 and $332,300 of Notes Payable, respectively. The $357,300 of Notes Payable at April 30, 2022 includes $232,300 from eight third parties and the principal and interest are payable on demand with an interest rate ranging from no interest to 8% annually.

Included in the $232,300 balance are the following in default at April 30, 2022 (1) a $100,000 Note Payable dated November 18, 2015, for which the lender requested payment, and the Company did not pay and as a result, recorded a $5,400 late fee that is included in accrued expenses in the accompanying Balance Sheets at April 30, 2022 and April 30, 2021 and (2) a $35,000 Note Payable dated August 4, 2016, for which the lender requested payment, and the Company did not pay and as a result, recorded a $1,750 late fee that is included in other income (expense) in the accompanying Statement of Operations for the year ended April 30, 2022 and is included as accrued expenses in the accompanying Balance Sheet at April 30, 2022.

On September 25, 2019, the Company received $55,284 of net proceeds from the issuance of a $70,000 face value note payable with debt issue costs paid to or on behalf of the lender of $5,500 and an original issue discount of $9,216. Additionally, the lender directly paid $11,000 to a third party for the purchase for the Company of office equipment that is recorded as property and equipment at April 30, 2022 and April 30, 2021. The terms include interest accrued at 8% annually and the principal and accrued interest were payable on March 25, 2020. The principal and accrued interest were not paid on the due date of March 25, 2020 and as a result, the note payable is in default and default interest at 22% is being utilized as of the due date. At April 30, 2022, the Company had not received an extension of the due date. See Note 8 – Commitments and Contingencies.

On April 9, 2020, the Company received $30,000 of proceeds from the issuance of a note payable with terms including interest accrued at 8% annually and the principal and interest were payable in six months on October 9, 2020. The principal and accrued interest were not paid on the due date of October 9, 2020 and as a result, the note payable is in default and default interest at 24% is being utilized as of the due date and no extension has been received. The lender provided the Company with an option to purchase football equipment that was stored at a warehouse in Texas and the Company paid the rent for the warehouse.  On April 21, 2022, the Company and the lender executed a settlement agreement for the Company to pay the lender $475,000 which represented (1) the purchase of the football equipment in Texas for $450,000 and (2) to repay $25,000 of the note payable principal resulting in an outstanding balance of $5,000 at April 30, 2022.  The Company owed the lender for other convertible debt besides this note payable and offered the Company to pay all off all of the debt and accrued interest with a $215,260 payment within thirty days of the settlement date or the lender would retain all rights to convert the outstanding amounts into Company common stock.  The Company did not make this payment and the lender retains all rights under the original terms.

On July 31, 2021, the Company recorded a $55,000 note payable with terms that include interest accrued at 10% annually and the principal and accrued interest are payable on July 31, 2022. The lender loaned the Company’s former CEO money which was then loaned to the Company for general corporate expenses in prior years. Certain of these amounts due to the former CEO were settled in a prior year and recorded as a settlement gain. The lender has since requested repayment of the $55,000 by the Company in the period ended July 31, 2021. In an effort to settle the matter, the Company issued the lender a $55,000 note. The Company recorded the note payable to settlement expense in the accompanying Statement of Operations for the year ended April 30, 2022. On April 11, 2022, the Company repaid $5,000 of the principal balance resulting in an outstanding balance of $50,000 at April 30, 2022.

For the years ended April 30, 2022 and 2021, the Company recorded $39,178 and $35,069 of interest expense for Notes Payable in the accompanying Statements of Operations and at April 30, 2022 and April 30, 2021, the Company has recorded $139,995 and $100,817, respectively related to Notes Payable as accrued interest in the accompanying Balance Sheets.

	April 30, 2022	April 30, 2021
Notes Payable, Related Party:
Mar. 5, 2020. Interest at 10% and principal due September 30, 2022	$25,000	$25,000
Aug. 12, 2020. Interest at 10% and principal due September 30, 2022	30,000	30,000
Total Notes Payable – Related Party	$55,000	$55,000

On March 5, 2020, the Company received $25,000 of proceeds from the issuance of a note payable with a director of the Company. The terms including interest accrued at 10% annually and the principal and interest are payable on September 30, 2022, by virtue of an extension. See Note 8 – Related Parties.

On August 12, 2020, the Company received $30,000 of proceeds from the issuance of a note payable with a director of the Company. The terms including interest accrued at 10% annually and the principal and interest are payable on September 30, 2022, by virtue of an extension. See Note 8 – Related Parties.

For the years ended April 30, 2022 and 2021, the Company recorded $5,500 and $4,645 of interest expense in the accompanying Statements of Operations and at April 30, 2022 and April 30, 2021, the Company has recorded $10,529 and $5,029 of accrued interest, related party in the accompanying Balance Sheets.

	April 30, 2022	April 30, 2021
Convertible Unsecured Promissory Notes:
April 14, 2016 - Interest at 5% - principal and interest due 12 months from issuance date. In Default	$37,500	$50,000

May 2, 2019 - Interest at 10% - principal and interest due August 2, 2020.	6,000	12,170

May 8, 2019 - Interest at 12% - principal and interest due February 8, 2020. In Default with interest recorded at default rate of 24%	138,483	138,483

February 3, 2021, Interest at 10% - principal and interest due February 3, 2022	-	55,000

March 17, 2021, Interest at 10% - principal and interest due March 17, 2022	-	41,000

January 4, 2022, Interest at 8% - principal and interest due January 4, 2023	55,000	-

Plus: put premium	34,175	60,942

Less: debt discount	(2,046)	(6,000)

Total Convertible Unsecured Notes Payable, net of debt discount and put premium	$269,112	$351,595

In April 2016, the Company recorded a $50,000 convertible unsecured promissory note. The terms include interest at 5% annually and the principal and interest were payable in one year on April 14, 2017. From March 4, 2022 to April 8, 2022, the Company repaid $12,500 of principal resulting in an outstanding principal balance of $37,500 at April 30, 2022.  The unsecured convertible promissory note is in default at April 30, 2022 and the note holder has several remedies including calling the principal amount and accrued interest due and payable immediately. The note holder, at its sole discretion, has the right to convert the principal amount, along with all accrued interest, into shares of the Company’s common stock at the conversion price of $0.30 per share, or 175,127 shares of common stock at April 30, 2022.

Interest expense recorded in the accompanying Statements of Operations by the Company for the years ended April 30, 2022 and 2021 was $2,415 and $2,500, respectively. At April 30, 2022 and 2021, the Company has recorded $15,038 and $12,263 of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – May 2, 2019

On May 2, 2019 (the Original Issue Date (OID), the Company received $85,450 of net proceeds for working capital purposes from the issuance of a $100,000 face value convertible redeemable promissory note (First Note”) with debt issue costs paid to or on behalf of the lender of $12,400 and an original issue discount of $2,150. The terms include interest accrued at 10% annually and the principal and interest payable are payable in one year on May 2, 2020. All interest will be paid in common stock of the Company. Any amount of the principal or interest on this First Note which is not paid when due shall bear Interest at the rate of the lower of Twenty-four Percent (24%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The First Note is exchangeable for an equal principal amount of notes of different denominations, as requested by the lender surrounding the same. The First Note was due and payable on August 2, 2020, by virtue of a signed extension. At April 30, 2022, the First Note is in default. However, the lender has not notified the Company of the default in writing but, the lender has several remedies including calling the principal amount and accrued interest due and payable immediately. The promissory note includes customary affirmative and negative covenants of the Company.

The lender has the right at any time after the effective date, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the First Note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the First Note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $166,667 ($100,000 principal divided by the Conversion Price). In accordance with ASC 480, the First Note was classified as stock settled debt and on the note issue date of May 2, 2019, the Company recorded a $66,667 put premium liability with an offset to interest expense.

Previously, the lender converted $87,830 of the principal balance of the First Note resulting in a balance of $12,170 at April 30, 2021.  As a result of the partial conversions, the Company previously reclassified $57,417 of the put premium liability as an offset to Additional Paid in Capital and the put premium liability balance was $9,250 at April 30, 2021.  On January 13, 2022, the lender elected to convert $6,170 of principal and $2,648 of accrued interest into 1,348,348 shares of the Company’s $0.001 par value common stock. As a result, the principal balance of the First Note is $6,000 at April 30, 2022.  As a result of the conversion, the Company reclassified $4,690 of the put premium liability as an offset to additional paid in capital and the put premium balance is $4,560 at April 30, 2022.

On January 25, 2021, the lender requested a $6,000 conversion of the principal and $1,183 of accrued interest into 4,057,954 shares of the Company’s common stock. However, at that time, the Company did not have sufficient shares to be issued for the conversion. In accordance with the First Note, because the shares could not be issued, an event of default occurred, and the Company would pay the lender a penalty of $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty shall increase to $500 per day beginning on the 10th day. The lender provided a waiver, and no penalty was recorded by the Company. The lender has several available remedies including calling the principal amount and accrued interest due and payable immediately.  However, the Company and the lender reached a settlement in May 2022 related to the matter - see Note 9 – Subsequent Events.

Interest expense recorded in the accompanying Statements of Operations by the Company for the years ended April 30, 2022 and 2021 was $1,079 and $1,709, respectively. At April 30, 2022 and 2021, the Company has recorded $1,221 (net of $2,648 converted) and $2,790 (net of $4,248 converted) of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – May 8, 2019

On May 8, 2019, the Company signed a Securities Purchase Agreement (“SPA”) with an Investor that provides for the issuance of a 12% convertible promissory note in the principal amount of $150,000. In connection with the issuance of the promissory note, the Company issued a common stock purchase warrant to purchase 1,500,000 shares of the Company common stock as a commitment fee to the Investor. The warrant has an exercise price of $0.10 per share and a term of three years through May 8, 2022.

On May 8, 2019, the Company received $121,750 of net proceeds for working capital purposes from the issuance of a $150,000 face value convertible promissory note with debt issue costs paid to or on behalf of the lender of $28,250. The terms include interest accrued at 12% annually and the principal and any amount of the principal or interest on the promissory note which is not paid when due shall bear interest at the rate of the lower of twenty-four percent (24%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The promissory note was due and payable on February 8, 2020 and is currently in default.

The lender has the right at any time after the effective date, to convert all or part of the outstanding principal, accrued interest and $750 of conversion fees into shares of common stock of the Company, subject to certain conversion limitations set forth in the promissory note and certain price protection described below, as per the conversion formula:

Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to the lower of (1) the lowest trade during the previous twenty-five (25) trading days or (2) Sixty-One Percent (61%) of the of the lowest trade during the twenty-five (25) trading days immediately preceding a conversion date. The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections. The promissory note contains customary affirmative and negative covenants of the Company. Additionally, the Company issued the lender a common stock purchase warrant with a three (3) year term to acquire 1,500,000 shares of common stock at an exercise price of $0.10 per share.

The Company evaluated the promissory note in accordance with ASC 815 “Derivatives and Hedging” and determined that there was a conversion option feature that should be bifurcated and accounted for as a conversion option liability in the balance sheet at fair value. The initial valuation and recording of the conversion option liability was $446,862, using the Binomial Lattice Option Pricing Model with the following assumptions: stock price $0.02, conversion price $0.0067, expected term of 9 months, expected volatility of 383% and discount rate of 2.38%. The initial $446,862 conversion option liability assumed that 22,354,694 shares would be issued upon conversion of the promissory note.

The Company evaluated the warrant and determined that there was no embedded conversion feature as the warrant contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro-rata distributions. The Company calculated the relative fair value between the note and the warrant on the issue date utilizing the Black Scholes Pricing Model for the warrant. As a result, the Company allocated $24,960 to the warrant and recorded as debt discount with an offset to additional paid in capital. The warrant calculation used the following assumptions: stock price $0.02, warrant exercise price $0.10, expected term of 3 years, expected volatility of 383% and discount rate of 2.38%. As a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022, this triggered down round protection of the warrant exercise price along with the quantity of warrants.  The Company evaluated the change in the warrant values in accordance with ASU 2017-11 and determined that the impact was immaterial. The warrants expired in May 2022 unexercised.

As a result of the Company not paying the promissory note and accrued interest on the due date of February 8, 2020, the promissory note is in default at April 30, 2022 and 2021 with interest accrued at the default rate of 24%.However, the lender has not notified the Company of the default in writing but, the lender has several remedies including calling the principal amount and accrued interest due and payable immediately.

Through April 30, 2021, the lender had previously converted $11,517 of the principal balance of the promissory note resulting in a balance of $138,483.

The Company has performed a periodic revaluation of the conversion option liability using the Binomial Lattice Pricing Model at each of the previous conversion dates and performed a revaluation of the conversion option liability using the Binomial Lattice Pricing Model at April 30, 2022, that resulted in an estimated conversion option liability of $197,508 and $208,503 at April 30, 2021. The Company has recorded a total gain of $10,995 and $405,757 for the change in the fair value of conversion option liability, recorded to other income (expense) in the accompanying Statements of Operations for the years ended April 30, 2022 and 2021, respectively.

For the revaluation at April 30, 2022, it was estimated with the following assumptions: stock price $0.023, conversion price $0.0125, expected term of 0.25 years, expected volatility of 180% and discount rate of 0.83%.

For the revaluation April 30, 2021, it was estimated with the following assumptions: stock price $0.023, conversion price $0.0131, expected term of 0.25 years, expected volatility of 247% and discount rate of 1%.

Interest expense recorded in the accompanying Statements of Operations by the Company for the years ended April 30, 2022 and 2021 was $33,698 and $33,975, respectively. At April 30, 2022 and 2021, the Company has recorded $62,474 and $28,776 of accrued interest, respectively in the accompanying Balance Sheets.

Convertible Unsecured Promissory Note – February 3, 2021

On February 3, 2021, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $55,000, convertible into shares of common stock of the Company. The Company received $52,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The promissory note is due in one year from the date of issuance or February 3, 2022.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the First Note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $84,615. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of January 21, 2020, and the Company recorded a $29,615 put premium liability with an offset to interest expense.

On February 3, 2021, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term and the debt discount balance was $3,000 at April 30, 2021.

From August 4, 2021, through August 10, 2021, the lender elected to convert the entire $55,000 of principal and $2,750 of accrued interest into 11,105,164 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock. As a result of the conversion of the entire principal balance, the remaining debt discount balance of $1,537 was amortized to interest expense in the accompanying Statement of Operations for the year ended April 30, 2022. Additionally, the put premium liability of $29,615 was reclassified as an offset to additional paid in capital in the balance sheet effective August 10, 2021, the date of the final conversion.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $1,454.

Convertible Unsecured Promissory Note – March 17, 2021

On March 17, 2021, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $41,000, convertible into shares of common stock of the Company. The Company received $38,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note was due in one (1) year from the date of issuance or March 17, 2022.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the First Note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $63,077. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of March 17, 2021, and the Company recorded a $22,077 put premium liability with an offset to interest expense.

On March 17, 2021, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term and the debt discount balance was $3,000 at April 30, 2021.

From September 17, 2021, through September 27, 2021, the lender elected to convert the entire $41,000 of principal and $2,050 of accrued interest into 4,659,872 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock. As a result of the conversion of the entire principal balance, the remaining debt discount balance of $1,882 was amortized to interest expense in the accompanying Statement of Operations for the year ended April 30, 2022. Additionally, the put premium liability of $22,077 was reclassified as an offset to additional paid in capital in the balance sheet effective September 27, 2021, with the final conversion.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $1,549.

Convertible Unsecured Promissory Note – May 3, 2021

On May 3, 2021, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $48,000, convertible into shares of common stock of the Company. The Company received $45,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or May 3, 2022.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely  on a fixed monetary amount known at inception as the lender will receive $80,000. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of May 3, 2021, recorded as a 32,000 put premium liability with an offset to interest expense.

On May 3, 2021, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.

On November 4, 2021, the lender elected to convert the entire $48,000 of principal and $2,400 of accrued interest into 7,098,592 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock. As a result of the conversion of the entire principal balance, the remaining debt discount balance of $1,513 was amortized to interest expense in the accompanying Statement of Operations for the year ended April 30, 2022. Additionally, the put premium liability of $32,000 was reclassified as an offset to additional paid in capital in the balance sheet effective November 4, 2021, with the conversion.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $2,400.

Convertible Unsecured Promissory Note – June 7, 2021

On June 7, 2021, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $53,000, convertible into shares of common stock of the Company. The Company received $50,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or June 7, 2022.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $88,333. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of June 7, 2021, recorded as a $35,333 put premium liability with an offset to interest expense.

On June 7, 2021, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.

On December 9, 2021, the lender elected to convert the entire $53,000 of principal and $2,650 of accrued interest into 9,594,828 shares of the Company’s $0.001 par value common stock. See Note 5 – Stock. As a result of the conversion of the entire principal balance, the remaining debt discount balance of $1,800 was amortized to interest expense in the accompanying Statement of Operations for the year ended April 30, 2022. Additionally, the put premium liability of $35,333 was reclassified as an offset to additional paid in capital in the balance sheet effective December 9, 2021, with the conversion.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $2,650.

Convertible Unsecured Promissory Note – January 4, 2022

On January 4, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $55,000, convertible into shares of common stock of the Company. The Company received $52,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or January 4, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $84,615. In accordance with ASC 480, the convertible promissory note was recorded as stock settled debt on the note issue date of January 4, 2022, recorded as a $29,615 put premium liability with an offset to interest expense.

On January 4, 2022, the Company recorded debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term. During the year ended April 30, 2022, the Company recorded $954 for the amortization of the debt discounts to interest expense and the debt discount balance was $2,046 at April 30, 2022.

Interest expense and accrued interest recorded in the accompanying Financial Statements by the Company for the year ended April 30, 2022, was $1,398. See Note 9 – Subsequent Events.

	April 30, 2022	April 30, 2021
Convertible Secured Note Payable:

May 17, 2018 – Principal and interest at 8% due May 17, 2019. IN DEFAULT with interest recorded at default rate of 18%.	$16,802	$80,000

November 24, 2021 – Principal and interest at 12% due November 24, 2022.	315,000	-

April 18, 2022 – Principal and Interest at 12% due April 18, 2023	560,000	-

Plus: put premium	11,201	53,333

Less: debt discount	(473,618)	-

Total Convertible Secured Notes Payable	$429,385	$133,333

Convertible Secured Note Payable – May 9, 2016

At April 30, 2022 and 2021, the Company has a remaining balance of $0 from an original $550,000 face value convertible secured promissory note dated March 16, 2016. The Company has recorded $76,367 at April 30, 2022 and 2021 of accrued interest on the promissory note in the accompanying Balance Sheets.

Convertible Secured Note Payable – May 17, 2018

At April 30, 2022, the Company has recorded $16,802 owed from the issuance of an original $80,000 convertible secured promissory note dated May 17, 2018, with terms including interest accrued at 10% annually and the principal and interest payable on May 17, 2019. The promissory note balance at April 30, 2021, was $80,000 and is in default at April 30, 2022. However, the lender has not notified the Company of the default in writing but, the lender has several remedies including calling the principal amount and accrued interest due and payable immediately. The promissory note includes customary affirmative and negative covenants of the Company.

On August 5, 2021, the Company repaid $50,000 of principal to the lender and as a result, the principal balance of the promissory note was $30,000.

On August 10, 2021, the lender elected to convert $5,998 of the principal amount of the promissory note into 2,498,971 shares of the Company’s $0.001 par value common stock. As a result, the principal balance of the promissory note was $24,002.

On January 28, 2022, the lender elected to convert $7,200 of the principal amount of the promissory note into 1,000,000 shares of the Company’s $0.001 par value common stock. As a result, the principal balance of the promissory note is $16,802 at April 30, 2022. See Note 5 – Stock.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the promissory note (1) embodies an unconditional obligation and (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based on a monetary amount known as the lender will receive $133,333 ($80,000 principal divided by the Conversion Price). In accordance with ASC 480, the promissory note has been classified as stock settled debt and the Company recorded a $53,333 put premium liability. Effective May 17, 2019, the Company is accruing interest at the default rate of eighteen percent (18%) per annum from the due date thereof until paid.

As a result of the payment and the two conversions described above, the Company reclassified $42,132 of the put premium liability to additional paid in capital and as a result, the put premium liability balance is $11,201 at April 30, 2022.

During the years ended April 30, 2022, and 2021, the Company recorded $6,687 and $14,400 of interest expense in the accompanying Statements of Operations and at April 30, 2022 and 2021, $44,806 and $38,119 of accrued interest was recorded in the accompanying Balance Sheets.

Convertible Secured Note Payable – initial tranche August 3, 2021, second tranche September 15, 2021, and third tranche November 5, 2021.

On August 3, 2021, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of up to $750,000 with an original issue discount of 10% OID.  There was an initial tranche of $130,000 on the date of the Note, a second tranche of $27,500 on September 15, 2021, and a third tranche of $27,500 on November 5, 2021. The $185,000 total of the three tranches are convertible into shares of the Company’s $0.001 par value common stock.

Interest on the Note will be incurred at the rate of 12% per annum guaranteed and has a maturity date one year from the date of each tranche funded under the Note. In the event of an event of default, interest will be at the rate of twenty percent (20%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

The conversion price is a fixed $0.002 per share and conversion is not permitted for a minimum of six (6) months from the closing of each financing draw and pursuant to each draw, the Company will ensure that common stock is reserved for issuance on a one-to-one basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Conversion Price shall be the lesser of (i) $0.001 per share or (ii) seventy percent (70%) of the lowest trading price of the Common Stock during the ten (10) consecutive trading days including and immediately preceding the Conversion Date.

The Company received $150,100 of net proceeds from the issuance of the three tranches of the Note after payment of $18,000 for the OID and $16,900 of debt issuance costs. The Company will have the option to prepay prior to maturity at 105% of the then outstanding Note principal and accrued interest.

The Company evaluated the three tranches in accordance with ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the dates of each tranche, the Company recorded $185,000 as the liability with offsets of $18,000 for the OID and $16,900 of debt issue costs, both are being amortized to interest expense over the one-year term of the tranches under the Note.

Effective December 2, 2021, the Company prepaid the three tranches principal of $185,000 from the proceeds of a $315,000 convertible secured promissory note dated November 24, 2021 – see discussion below. In total, the Company paid the lender $217,560 representing (1) $185,000 of principal, (2) $22,200 of guaranteed interest and (3) $10,360 representing a 5% prepayment of the outstanding principal and interest.

As a result of the payment, the Company recorded $34,690 ($18,000 of OID and $16,690 of debt issue costs) for the amortization of the debt discount to interest expense and is recorded in the accompanying Statement of Operations for the year ended April 30, 2022.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $32,560 representing $22,200 of guaranteed interest and $10,360 for the prepayment penalty.

Convertible Secured Note Payable – November 24, 2021.

On November 24, 2021, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of $315,000 with an original issue discount of 10% OID.  The Company received $255,820 of net proceeds from the issuance of the Note after payment of $31,500 for the OID and $27,680 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock.  The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or November 24, 2022. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

The conversion price as amended is $0.0058 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 10,000,000 shares of common stock of the Company at an exercise price of $0.035 per share and (2) cancellable five (5) year term to acquire 15,000,000 shares of common stock of the Company at an exercise price of $0.030 per share. The 15,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.  Additionally, the Company issued the lender’s broker representative a warrant with a five (5) year term to acquire 540,000 shares of common stock of the Company at an exercise price of $0.042 per share. See Note 9 – Subsequent Events.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of November 24, 2021, the Company recorded $315,000 as the liability for the Note with offsets of $31,500 for the OID and $27,680 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants.  As a result, the Company allocated $144,515 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements.  The warrant calculations used the following assumptions: stock price $0.0116, warrant exercise price $0.03 to $0.042, expected term of 5 years, expected volatility of 316% and discount rate of 0.06%. The debt discount for the warrant will be amortized over the one-year term of the Note. As a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022, this triggered down round protection of the warrant exercise price and number of warrants issued however, the lender granted the Company a written waiver of issuing additional warrants along with forgoing the reduced exercise price as provided in the warrant anti-dilution language. See Note 9 – Subsequent Events.

In total, the Company recorded $203,695 of debt discounts on the date of the Note (OID, debt discount cost and warrants).  During the year ended April 30, 2022, the Company recorded $88,495 for the amortization of the debt discounts to interest expense and the debt discount balance was $115,200 at April 30, 2022.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $16,259. At April 30, 2022, the Company has recorded $16,259 of accrued interest, respectively in the accompanying Balance Sheet.

Convertible Secured Note Payable – April 18, 2022.

On April 18, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of $560,000 with an original issue discount of 10% OID.  The Company received $468,760 of net proceeds from the issuance of the Note after payment of $56,000 for the OID and $35,240 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock.  The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or April 18, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

The conversion price is a fixed $0.021 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,080,000 shares of common stock of the Company at an exercise price of $0.025 per share. See Note 9 – Subsequent Events.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of April 18, 2022, the Company recorded $560,000 as the liability for the Note with offsets of $56,000 for the OID and $35,240 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants.  As a result, the Company allocated $279,362 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements.  The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrants will be amortized over the one-year term of the Note. As a result of the Company’s Regulation A pricing of $0.021 per share on February 8, 2022, this triggered down round protection of the warrant exercise price and number of warrants issued however, the lender granted the Company a written waiver of issuing additional warrants along with forgoing the reduced exercise price as provided in the warrant anti-dilution language. See Note 9 – Subsequent Events.

In total, the Company recorded $370,602 of debt discounts on the date of the Note (OID, debt discount cost and warrants).  During the year ended April 30, 2022, the Company recorded $12,184 for the amortization of the debt discounts to interest expense and the debt discount balance was $358,418 at April 30, 2022.

Interest expense recorded in the accompanying Statement of Operations by the Company for the year ended April 30, 2022, was $1,841. At April 30, 2022, the Company has recorded $1,841 of accrued interest, respectively in the accompanying Balance Sheet.